Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

February 15, 2013

Mr. Edward Bartz

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Trust”)

File Nos. 33-72424, 811-8194

Post-Effective Amendment No. 110

Dear Mr. Bartz:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company. This filing includes Post-Effective Amendment No. 110 to the Trust’s 1933 Act Registration Statement on Form N-1A and Amendment No. 111 to its 1940 Act Registration Statement.

This filing is made pursuant to Rule 485(a) to add the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund, each a newly created series of the Trust, with two share classes.

The SEC Staff is requested to address any comments on this filing to me at 720.917.0864, or my paralegal, Jen Craig, at 720.917.0611.

Sincerely,

/s/ David T. Buhler
David T. Buhler
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP